Description of Organization and Business Operations (Details) - USD ($)		6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 04, 2024	Dec. 31, 2024	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Description of Organization and Business Operations (Details) [Line Items]
Entity incorporation, date of incorporation			Jun. 18, 2024		Jun. 18, 2024
Gross proceeds (in Dollars)		$ 169,050,000			$ 0
Proceeds from sale of Private Placement Units (in Dollars)		6,483,750			0
Transaction costs (in Dollars)			$ 10,113,129		10,113,129
Cash underwriting fee (in Dollars)			3,450,000		3,450,000
Deferred fee (in Dollars)			6,037,500		6,037,500
Other offering costs (in Dollars)			$ 625,629		$ 625,629
Maturity days	185 days
Aggregate fair market value percentage			80.00%		80.00%
Issued and outstanding ordinary shares percentage			20.00%		20.00%
Interest expense (in Dollars)			$ 100,000		$ 100,000
Description of lock-up agreements			Contemporaneously with the execution and delivery of the Merger Agreement, the directors and officers of FORT and owners of more than five (5%) of the issued and outstanding shares of FORT (the “Significant Company Holders”) entered into lock-up agreements (each, a “Lock-Up Agreement”) with the Company. Pursuant to the Lock-Up Agreements, the Merger Consideration Shares received by such holders will be subject to transfer restrictions during the period commencing on the Closing Date and ending on the earliest of (A) the one-year anniversary of the Closing Date, (B) the date upon which the volume-weighted average trading price of the Company Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any twenty (20) trading days within any consecutive thirty (30) trading-day period commencing at least 150 days after the Closing Date and (C) the date after the Closing upon which the Company consummates a liquidation, merger, capital stock exchange, reorganization or other similar transaction with an unaffiliated third party that results in all of the Company’s stockholders having the right to exchange their equity holdings in the Company for cash, securities or other property.
Sponsor agreed founder shares			453,159
Number of trading days			20 days		20 days
Consecutive trading day period			30 days
Percentage of earnout founder shares			50.00%
Purchase price per share (in Dollars per share)			$ 10
Aggregate purchase price (in Dollars)		25,000
Number of calendar days				30 days
Expressed interest			1,409,091
Working capital deficit (in Dollars)			$ (1,577,601)
Cash (in Dollars)		$ 1,237,201	172,928		$ 772,506
William Zachre Wyatt, a former director [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate purchase price (in Dollars)			5,000,000
Anthony James Vinciquerra, a director [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate purchase price (in Dollars)			1,000,000
Outside Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Working capital (in Dollars)					$ 748,963
FORT [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate merger consideration value (in Dollars)			$ 500,000,000
Price per share (in Dollars per share)			$ 10
BTIG [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued	163,875				163,875
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued	484,500				484,500
Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Deferred underwriting fee (in Dollars)			$ 6,037,500
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Deferred underwriting fee (in Dollars)			$ 2,000,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Offering price per unit (in Dollars per share)	$ 10
Gross proceeds (in Dollars)	$ 172,500,000
Price per share of private placement (in Dollars per share)	$ 10.05
Payments for investment of cash in trust account (in Dollars)	$ 173,362,500
Aggregate fair market value percentage			100.00%		100.00%
Initial Public Offering [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued	17,250,000
Public Units [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued	2,250,000
Offering price per unit (in Dollars per share)	$ 10
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Offering price per unit (in Dollars per share)					$ 10
Number of units sold	648,375				648,375
Price per share of private placement (in Dollars per share)					$ 10
Proceeds from sale of Private Placement Units (in Dollars)					$ 6,483,750
Aggregate purchase price (in Dollars)			$ 31,250,000
Private Placement [Member] | BTIG [Member]
Description of Organization and Business Operations (Details) [Line Items]
Offering price per unit (in Dollars per share)	$ 10
Price per share of private placement (in Dollars per share)	$ 10
Proceeds from sale of Private Placement Units (in Dollars)	$ 6,483,750				$ 6,483,750
Private Placement [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units sold	648,375
Private Placement Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued	1				1
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Incentive founder shares			2,038,424
Additional founder shares			118,196
Forfeited Founder Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Founder shares			348,917
Earnout Incentive Founder Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Earnout incentive founder shares			302,110
Earnout Founder Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Exceeds per share (in Dollars per share)			$ 12.5
Percentage of earnout founder shares			50.00%
Earnout Founder Shares [Member] | Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Exceeds per share (in Dollars per share)			$ 15
Initial PIPE Investors [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued			3,125,000
Initial PIPE Investors [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued			412,648
Incentive Founder Shares to Initial PIPE Investors [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued			980,012
Class A Ordinary Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Founder shares		17,250,000	17,250,000		17,250,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Incentive founder shares		648,375
Class A Ordinary Shares [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share of private placement (in Dollars per share)	11.5
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0001
Class A Ordinary Shares [Member] | Public Units [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of ordinary share	1